Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Schedule Of Investments [Abstract]
Schedule of Equity Investments without Readily Determinable Fair Value

As of December 31, 2019 and 2020, the carrying amount of the Company’s equity investments without readily determinable fair value were as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Initial cost basis	1,797,421	2,654,055	406,752
Cumulative unrealized gains	196,663	235,258	36,055
Cumulative unrealized losses (including impairment)	(181,274)	(247,468)	(37,926)

Total carrying amount	1,812,810	2,641,845	404,881

Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	189,639	7,024	38,595	5,915
Gross unrealized losses (downward adjustments excluding impairment)	—	—	(495)	(76)

Net unrealized gains on equity securities held	189,639	7,024	38,100	5,839
Net realized gains on equity securities sold	—	—	—	—

Total net gains recognized in other income, net	189,639	7,024	38,100	5,839